INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash expense		$ 164	$ 235
Income tax rate	27.00%
Capital losses carried forward	$ 10,361
Non-capital tax losses carried forward	$ 7,607
Non-capital losses expiry date range	2027 to 2041